Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options/Shares Outstanding, Weighted-Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	17,059,241	25,725,708	33,649,198
Stock Options/Shares, Granted	1,066,188	1,644,288	1,122,697
Stock Options/Shares, Exercised	(5,389,741)	(10,163,668)	(8,721,834)
Stock Options/Shares, Cancelled	(67,221)	(147,087)	(324,353)
Stock Options/Shares, Outstanding at End of the Period	12,668,467	17,059,241	25,725,708
Stock Options/Shares, Exercisable at End of Period	9,647,937	13,856,142	22,446,095
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 29.95	$ 29.82	$ 29.31
Weighted-Average Exercise Price, Granted	54.97	39.50	44.28
Weighted-Average Exercise Price, Exercised	29.58	31.09	29.59
Weighted-Average Exercise Price, Cancelled	43.31	35.18	32.93
Weighted-Average Exercise Price, Outstanding at End of the Period	32.15	29.95	29.82
Weighted-Average Exercise Price, Exercisable at End of Period	$ 27.87	$ 27.53	$ 28.68
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 6 months	4 years 1 month 6 days	3 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	3 years 3 months 19 days	3 years 1 month 6 days	3 years
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 272	$ 365	$ 331
Aggregate Intrinsic Value, Exercisable at End of Period	$ 248	$ 330	$ 314